Goodwill (Details) - Schedule of carrying amount of goodwill - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Abstract]
Balance at the beginning of the year	$ 261,141	$ 264,282
Acquisitions	2,123	593
Functional currency translation adjustments	(11,032)	(3,734)
Balance at year end	$ 252,232	$ 261,141